Condensed Financial Information of the Parent Company - Schedule of Condensed Statements Of Operations And Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ (269,169)	$ (100)
Loss from operations	(269,169)	(100)
Other income (loss)	15,135	(1,806)
Income (loss) from subsidiaries	(406,554)	(239,311)	83,980
Net income (loss)	(660,588)	(241,217)	83,980
Foreign currency translation adjustments	(5,116)	(9,961)	(83,556)
Comprehensive Income (Loss)	$ (665,704)	$ (251,178)	$ 424